Redeemable Noncontrolling Interest (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 02, 2012
Reconciliation of redeemable noncontrolling interests
Acquisition of redeemable noncontrolling interest	$ 12,222
Net loss attributable to noncontrolling interest	(1,187)
Balance, end of period	$ 11,035
Comfort Revolution
Redeemable Noncontrolling Interest
Percentage of noncontrolling interest from the acquisition	55.00%
Period for exercising the call option arrangement	5 years
Period for exercising the put option arrangement	6 years
Redemption value of put and call arrangement as a multiplier of EBITDA	7.5
Period of EBITDA considered for redemption value	12 months